Unsecured Convertible Loan Notes and Derivative Financial Instruments - Convertible Notes Presented in Consolidated Balance Sheet (Parenthetical) (Details)	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Effective interest rate liability component	6.564%